UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

       /s/ Paul Leary             London, United Kingdom          3/16/06
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        5
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Form 13F Information Table Value Total:        $202,675
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

      1                                        Centaurus Capital Limited
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
                                                  Form 13F INFORMATION TABLE


                                                            VALUE   SHRS OR    SH/  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------- -------------- --------- --------  ------- --- ---- ---- --------  -------- -----   ------- ------
TELEWEST GLOBAL INC             COMMON         87956T107   93,655  3,938,391   SH         OTHER      01        0   3,938,391    0
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GROUPE DANONE                   SPONSORED ADR  399449107    3,556    169,000   SH         OTHER      01        0     169,000    0
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LAFARGE NORTH AMERICA INC       COMMON         505862102   33,794  1,606,193   SH         OTHER      01        0   1,606,193    0
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CENTRAL EUROPEAN DIST CORP      COMMON         153435102   11,580    288,500   SH         OTHER      01        0     288,500    0
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FALCONBRIDGE LTD NEW 2005       COMMON         306104100   60,090  2,024,800   SH         OTHER      01        0   2,024,800    0
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